STOCK-BASED COMPENSATION (Details) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
STOCK-BASED COMPENSATION
Stock Options, Shares, Outstanding at Beginning	163,120	163,120
Stock Options, Shares, Granted	0	0
Stock Options, Shares, Forfeited	0	0
Stock Option, Shares, Exercised	0	0
Stock Option, Shares, Expired	38,600
Stock Options, Shares, Outstanding at Ending	124,520	163,120
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Beginning	$ 15.20	$ 15.20
Stock Options, Weighted Average Exercise Price Per share, Granted	0	0
Stock Options, Weighted Average Exercise Price Per share, Forfeited	0	0
Stock Options, Weighted Average Exercise Price Per share, Exercised	0	0
Stock Options, Weighted Average Exercise Price Per share, Expired	30.00
Stock Options, Weighted Average Exercise Price Per share, Outstanding at Ending	$ 10.59	$ 15.20